Submission	Sep. 09, 2024
Submission [Line Items]
Central Index Key	0000798359
Registrant Name	CENTERSPACE
Registration File Number	333-274317
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES